Discontinued Operations - Schedule of Carrying Amounts of Major Classes of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 30, 2016	Dec. 25, 2015
Current assets:
Total current assets	$ 106	$ 99	$ 16,539
Total noncurrent assets			521
Current liabilities:
Total current liabilities	380	564	9,855
Total noncurrent liabilities	30	39	86
Kingston, New York Facility
Current assets:
Accounts receivable, net			3,750
Inventories			12,639
Prepaid expenses and other current assets	106	99	150
Total current assets	106	99	16,539
Property and equipment, net			283
Intangible assets, net			230
Other noncurrent assets			8
Total noncurrent assets			521
Total assets	106	99	17,060
Current liabilities:
Accounts payable	99	152	5,702
Accrued liabilities	234	360	590
Customer deposits			3,510
Other current liabilities	47	52	53
Total current liabilities	380	564	9,855
Deferred tax liabilities	30	30	25
Other long-term liabilities		9	61
Total noncurrent liabilities		39	86
Total liabilities	$ 410	$ 603	$ 9,941